RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 9. RELATED PARTY TRANSACTIONS

The Company sub-leases office space on a month-to-month basis from Reven Capital, LLC which is wholly-owned by Chad M. Carpenter, a shareholder of the Company and the Company’s Chief Executive Officer. Rental payments totaled $9,000 and $27,000 for the three and nine months ended September 30, 2015, respectively. Rental payments totaled $9,000 and $25,500 for the three and nine months ended September 30, 2014, respectively.

NOTE 10. RELATED PARTY TRANSACTIONS

The Company sub-leases office space on a month-to-month basis from Reven Capital, LLC which is wholly-owned by Chad M. Carpenter, a shareholder of the Company and the Company’s Chief Executive Officer. Rental payments totaled $34,555 and $31,500 for the years ended December 31, 2014 and 2013 respectively. The Company reimbursed Reven Capital, LLC for Company expenses paid and previously advanced by Reven Capital, LLC. The advances were due on demand, unsecured and non-interest bearing. During the year ended December 31, 2013, the Company incurred an additional $148,438 of expenses that were paid by Reven Capital, LLC. All of these advances were paid off in full during the year ended December 31, 2013, for total payments of $415,315.